Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Sep. 30, 2025
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

As of September 30, 2025 and March 31, 2025, prepaid expenses and other current assets consisted of the following:

	September 30,	March 31,
	2025	2025
	(unaudited)
Prepaid expenses	¥567,552	¥6,850
Deposits	2,480	2,450
Consumption taxes paid	40,730	3,725
Others	45,923	16
Total prepaid expenses and other current assets	¥656,685	¥13,041